Shareholder Report, Line Graph (Details) IZDP_MML Balanced Allocation Fund_Initial Class_TSR Annual {Initial Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Initial Class
Account Value [Line Items]
Accumulated Value	$ 16,631	$ 15,443	$ 13,731	$ 16,102	$ 14,641	$ 13,198	$ 11,305	$ 11,833	$ 10,615	$ 10,000	$ 18,478
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI
Accumulated Value	24,769	21,082	17,252	21,133	17,828	15,335	12,113	13,372	10,786	10,000	$ 30,302
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,369	11,229	10,641	12,232	12,424	11,556	10,630	10,628	10,265	10,000	$ 12,199
Custom MML Balanced Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Custom MML Balanced Allocation Index
Accumulated Value	$ 18,294	$ 16,637	$ 14,567	$ 17,240	$ 15,762	$ 13,763	$ 11,616	$ 12,031	$ 10,666	$ 10,000	$ 20,876